Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	MFS SERIES TRUST XI
Central Index Key	0000911637
Amendment Flag	false
Document Creation Date	Jan. 27, 2014
Document Effective Date	Jan. 28, 2014
Prospectus Date	Jan. 28, 2014
MFS® Blended Research Core Equity Fund | A
Risk/Return:
Trading Symbol	MUEAX
MFS® Blended Research Core Equity Fund | B
Risk/Return:
Trading Symbol	MUSBX
MFS® Blended Research Core Equity Fund | C
Risk/Return:
Trading Symbol	MUECX
MFS® Blended Research Core Equity Fund | I
Risk/Return:
Trading Symbol	MUSEX
MFS® Blended Research Core Equity Fund | R1
Risk/Return:
Trading Symbol	MUERX
MFS® Blended Research Core Equity Fund | R2
Risk/Return:
Trading Symbol	MUESX
MFS® Blended Research Core Equity Fund | R3
Risk/Return:
Trading Symbol	MUETX
MFS® Blended Research Core Equity Fund | R4
Risk/Return:
Trading Symbol	MUEUX
MFS® Blended Research Core Equity Fund | R5
Risk/Return:
Trading Symbol	MUEVX
MFS® Mid Cap Value Fund | A
Risk/Return:
Trading Symbol	MVCAX
MFS® Mid Cap Value Fund | R4
Risk/Return:
Trading Symbol	MVCJX
MFS® Mid Cap Value Fund | 529A
Risk/Return:
Trading Symbol	EACVX
MFS® Mid Cap Value Fund | 529B
Risk/Return:
Trading Symbol	EBCVX
MFS® Mid Cap Value Fund | 529C
Risk/Return:
Trading Symbol	ECCVX
MFS® Mid Cap Value Fund | B
Risk/Return:
Trading Symbol	MCBVX
MFS® Mid Cap Value Fund | C
Risk/Return:
Trading Symbol	MVCCX
MFS® Mid Cap Value Fund | I
Risk/Return:
Trading Symbol	MCVIX
MFS® Mid Cap Value Fund | R1
Risk/Return:
Trading Symbol	MVCGX
MFS® Mid Cap Value Fund | R2
Risk/Return:
Trading Symbol	MCVRX
MFS® Mid Cap Value Fund | R3
Risk/Return:
Trading Symbol	MVCHX
MFS® Mid Cap Value Fund | R5
Risk/Return:
Trading Symbol	MVCKX